Property and Equipment	12 Months Ended
May. 31, 2015
Property, Plant and Equipment [Abstract]
Property and Equipment
PROPERTY AND EQUIPMENT

As of May 31, 2015 and 2014, property and equipment consisted of the following:

	Range of Useful Lives (Years)	2015	2014

		(in thousands)
Land	N/A	$1,571	$1,942
Buildings	25-30	26,236	33,996
Equipment	2-10	197,186	204,102
Software	2-10	248,137	224,766
Leasehold improvements	3-15	20,458	19,399
Furniture and fixtures	3-7	3,705	3,809
Work in progress	N/A	56,782	53,704
		554,075	541,718
Less accumulated depreciation and amortization		179,932	171,965
		$374,143	$369,753

Total depreciation and amortization expense of property and equipment was $64.9 million, $60.1 million, and $55.0 million for the years ended May 31, 2015, 2014 and 2013, respectively.